                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Advent International Corporation
Address: 75 State Street
         Boston, MA  02109

13F File Number: 28-6054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Jarlyth H. Gibson
Title: Assistant Compliance Officer
Phone: (617) 951-9493

Signature, Place, and Date of Signing:


/s/ Jarlyth H. Gibson                     Boston, MA    October 30, 2009
-------------------------------------   -------------   ----------------
        [Signature]                     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:            4
Form 13F Information Table Value Total:   $  303,094
                                          (thousands)

                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2  COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------- ----------- -------- ------------------- ---------- -------- ----------------------
                                                                                                         VOTING AUTHORITY
                                TITLE OF               VALUE    SHRS OR   SH/ PUT INVESTMENT    OTHER ----------------------
        NAME OF ISSUER            CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------- -------- ----------- -------- ---------- -------- ---------- -------- ---------- ------ ----
ACHILLION PHARMACEUTICALS, INC.   COMMON 00448Q-20-1    1,786  1,116,432              SOLE             1,116,432
ASPEN TECHNOLGY, INC.             COMMON 045327-10-3  301,026 29,512,336              SOLE            29,512,336
MTI TECHNOLOGY, CORP.             COMMON 553903-10-5       26 17,192,037              SOLE            17,192,037
RAPTOR PHARMACEUTICALS CORP.      COMMON 75382F-10-6      256     77,664              SOLE                77,664

                                                                 303,094